Property and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 100		$ 300